Debt - Schedule of Debt Maturities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total	$ 4,417,353
Less than 1 Year	382,001
1-3 Years	2,596,960
3-5 Years	577,792
More than 5 Years	860,600
Senior Notes - 2020 [Member]
Debt Instrument [Line Items]
Total	300,000
Less than 1 Year	300,000
1-3 Years	0
3-5 Years	0
More than 5 Years	0
Senior Notes, Euro Notes, 2021 [Member]
Debt Instrument [Line Items]
Total	336,360
Less than 1 Year	0
1-3 Years	0
3-5 Years	336,360
More than 5 Years	0
Senior Notes - 2023 [Member]
Debt Instrument [Line Items]
Total	300,000
Less than 1 Year	0
1-3 Years	0
3-5 Years	0
More than 5 Years	300,000
Senior Notes, Euro Notes, 2024 [Member]
Debt Instrument [Line Items]
Total	560,600
Less than 1 Year	0
1-3 Years	0
3-5 Years	0
More than 5 Years	560,600
Senior Notes, Euro Notes, 2026 [Member]
Debt Instrument [Line Items]
Total	896,960
Less than 1 Year	0
1-3 Years	896,960
3-5 Years	0
More than 5 Years	0
Senior Notes - 2028 [Member]
Debt Instrument [Line Items]
Total	400,000
Less than 1 Year	0
1-3 Years	400,000
3-5 Years	0
More than 5 Years	0
Senior notes - 2047 [Member]
Debt Instrument [Line Items]
Total	500,000
Less than 1 Year	0
1-3 Years	500,000
3-5 Years	0
More than 5 Years	0
Senior Notes - 2048 [Member]
Debt Instrument [Line Items]
Total	800,000
Less than 1 Year	0
1-3 Years	800,000
3-5 Years	0
More than 5 Years	0
Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Total	240,000
Less than 1 Year	35,000
1-3 Years	0
3-5 Years	205,000
More than 5 Years	0
Amortizing Note
Debt Instrument [Line Items]
Total	83,433
Less than 1 Year	47,001
1-3 Years	0
3-5 Years	36,432
More than 5 Years	$ 0